SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS
	December 31	December 31,
	2024	2023
Total assets	3,661,755	2,815,206
Total liabilities	207,667	91,069

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIVES

	Depreciation Method	Useful Life
Buildings, including buildings held for lease	Straight-line method	9 – 47 years
Facilities attached to buildings	Straight-line or declining balance method	5 – 18 years
Machinery and equipment	Declining balance method	6 – 17 years
Vehicles	Declining balance method	2 – 6 years
Tools, furniture and fixture	Straight-line or declining balance method	2 – 15 years
Land	Not depreciated	-
Software*	Straight-line method	3 – 5 years

*	Represents software that is non-detachable to the hardware.

SCHEDULE OF INTANGIBLE ASSETS ESTIMATED USEFUL LIVES	The estimated useful lives of intangible assets are as follows:
Technologies	10 years
Favorable contracts	17 years
Software	5 years

SCHEDULES OF CONCENTRATION OF RISK

For the years ended December 31, 2024, 2023 and 2022, customers accounting for 10% or more of the Company’s total revenues were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Customer A	*	*	35%
Customer B	*	13%	*
Customer C	*	26%	*
Customer E	10%	*	*

As of December 31, 2024 and 2023, customers accounting for 10% or more of the Company’s total outstanding accounts receivable were as follows:

	December 31,	December 31,
	2024	2023
Customer D	*	20%
Customer F	29%	*
Customer G	11%	*

Suppliers

For the years ended December 31, 2024, 2023 and 2022, no suppliers accounted for 10% or more of the Company’s total purchases.

As of December 31, 2024 and 2023, suppliers accounting for 10% or more of the Company’s total outstanding accounts payable were as follows:

	December 31,	December 31,
	2024	2023
Supplier A	21%	*
Supplier B	17%	*
Supplier C	*	48%
Supplier D	*	10%

*	Less than 10%

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES ON RECURRING BASIS

Fair Value Measurements as of December 31, 2023
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2023
Short-term investment:
Marketable securities	89,482	-	-	89,482